Document and Entity Information	Jul. 08, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2021
Entity File Number	001-39348
Entity Registrant Name	Accolade, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0969591
Entity Address, Address Line One	1201 Third Avenue
Entity Address, Adress Line Two	Suite 1700
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	926-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ACCD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001481646
Amendment Flag	false